Intellectual Property (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intellectual property

	June 30, 2021	December 31, 2020

Software	$194,978	$194,978
Internet domain name	187,400	13,055
Total intellectual property	382,378	208,033
Less accumulated amortization	(192,137)	(157,066)
Intellectual property, net	$190,241	$50,967